Document and Entity Information	Mar. 26, 2024
Cover [Abstract]
Entity Registrant Name	INTERNATIONAL PAPER CO /NEW/
Amendment Flag	false
Entity Central Index Key	0000051434
Document Type	8-K
Document Period End Date	Mar. 26, 2024
Entity File Number	1-3157
Entity Incorporation State Country Code	NY
Entity Tax Identification Number	13-0872805
Entity Address, Address Line One	6400 Poplar Avenue
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38197
City Area Code	(901)
Local Phone Number	419-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 per share par value
Trading Symbol	IP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false